PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount rate, minimum	8.50%	9.50%
Discount rate, maximum	9.40%	9.90%
Inflation rate used in calculation of net present value of rehabilitation liability	4.50%	5.10%
Undiscounted rehabilitation cost	R 1,280.3	R 930.2